Document and Entity Information	Mar. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2024
Entity File Number	001-34249
Entity Registrant Name	FARMER BROTHERS CO
Entity Central Index Key	0000034563
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-0725980
Entity Address, Address Line One	1912 Farmer Brothers Drive
Entity Address, City or Town	Northlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	615
Local Phone Number	549-6600
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, $1.00 par value
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ